As filed with the U.S. Securities and Exchange Commission on September 16, 2013

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 957	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 957	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	EDWARD BAER, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(September 16, 2013)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares Asia Developed Real Estate ETF

iShares Cohen & Steers REIT ETF

iShares Dow Jones U.S. ETF

iShares Europe Developed Real Estate ETF

iShares High Dividend ETF

iShares Human Rights ETF

iShares Industrial/Office Real Estate Capped ETF

iShares International Developed Real Estate ETF

iShares International Select Dividend ETF

iShares Morningstar Large-Cap ETF

iShares Morningstar Large-Cap Growth ETF

iShares Morningstar Large-Cap Value ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETF

iShares Morningstar Small-Cap Value ETF

iShares Mortgage Real Estate Capped ETF

iShares MSCI KLD 400 Social ETF

iShares MSCI USA ESG Select ETF

iShares North America Real Estate ETF

iShares Real Estate 50 ETF

iShares Residential Real Estate Capped ETF

iShares Retail Real Estate Capped ETF

iShares Select Dividend ETF

iShares Transportation Average ETF

iShares U.S. Aerospace & Defense ETF

iShares U.S. Basic Materials ETF

iShares U.S. Broker-Dealers ETF

iShares U.S. Consumer Goods ETF

iShares U.S. Consumer Services ETF

iShares U.S. Energy ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Healthcare ETF

iShares U.S. Healthcare Providers ETF

iShares U.S. Home Construction ETF

iShares U.S. Industrials ETF

iShares U.S. Insurance ETF

iShares U.S. Medical Devices ETF

iShares U.S. Oil & Gas Exploration & Production ETF

iShares U.S. Oil Equipment & Services ETF

iShares U.S. Pharmaceuticals ETF

iShares U.S. Real Estate ETF

iShares U.S. Regional Banks ETF

iShares U.S. Technology ETF

iShares U.S. Telecommunications ETF

iShares U.S. Utilities ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 957 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 16th day of September, 2013.

iSHARES TRUST

By:
Michael Latham*
President and Trustee
Date: September 16, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 957 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee
Date: September 16, 2013

John E. Martinez*
Trustee
Date: September 16, 2013

George G.C. Parker*
Trustee
Date: September 16, 2013

Cecilia H. Herbert*
Trustee
Date: September 16, 2013

Charles A. Hurty*
Trustee
Date: September 16, 2013

John E. Kerrigan*
Trustee
Date: September 16, 2013

Robert H. Silver*
Trustee
Date: September 16, 2013

Robert S. Kapito*
Trustee
Date: September 16, 2013

Madhav V. Rajan*
Trustee
Date: September 16, 2013

/s/ Jack Gee
Jack Gee
Treasurer
Date: September 16, 2013

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: September 16, 2013

*	Powers of Attorney, each dated June 11, 2013, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 908, filed June 20, 2013.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase